Earning per share (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪) shares		Dec. 31, 2022 USD ($) shares [1]	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 ILS (₪) shares
Basic and diluted earnings per share:
Net Income	₪ 41,564		$ 11,808	₪ 45,101	₪ 52,209
Shares used in computation of basic/ diluted EPS | shares	13,867,017	[1]	13,867,017	13,867,017	13,433,684

[1]	Convenience Translation into US Dollars.